BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Schedule of determination of purchase

Item	Comment	BRL thousand	Reference
Equity interests issued	The Prada issued new shares that were delivered to Metalgrafica's shareholders	263	(a)
Equity interests issued	The Metalgrafica issued new shares which were acquired by Prada	133,100	(b)
Purchase price considered for the business combination		133,363

a)	Prada approved a capital increase in the amount of R$263 with the issuance of 571,251 common shares, paid in with Metalgráfica shares. The shares were issued at the equity value according to the Appraisal Report.

Schedule of fair value measurement

Equity value - Metalgráfica	date base - 03/31/2022
Discounted Cash Flow	59,353
Discounted residual value	33,973
Enterprise value	93,326
Indebtdness net	(109,133)
Non-operating assets/liabilities	16,070
Equity value	263

b) Metalgráfica's Board of Directors approved on September 6, 2022 the capital increase in the amount of R$ 133,100 through the issue of 122,110,092 shares subscribed by Prada.

Schedule of goodwill on acquisition

Item	BRL thousand	Reference
Purchase price considered	133,363	(i)
Fair value of the assets and liabilities acquired	121,948	(iii)
Goodwill based on expectations for future profitability (note 12)	11,415

Schedule of Fair value of assets acquired and liabilities assumed

(R$'000)	Accounting Balances	Proforma Adjustment	Fair value adjustment	Total fair value
Current Assets	23,924	133,100		157,024
Cash and cash equivalents	569			569
Trade receivables	7,249			7,249
Inventories	4,435			4,435
Other assets	713	133,100		133,813
Recoverable taxes and contributions	10,958			10,958

Non-current Assets	58,408		72,184	130,592
Recoverable taxes and contributions	38,649			38,649
Other assets	1,856			1,856
Investments	10			10
Property, plant and equipment	17,750		72,184	89,934
Intangibles	143			143
Total assets acquired	82,332	133,100	72,184	287,616

Current Liabilities	134,464			134,464
Borrowings and financing	89,852			89,852
Trade payables	17,114			17,114
Labor obligations	17,339			17,339
Taxes payable	181			181
Advances from customers	1,158			1,158
Installments	2,227			2,227
Other accounts	6,593			6,593

Non-current Liabilities	31,204			31,204
Borrowings and financing	21,844			21,844
Installments	6,462			6,462
Other accounts	2,898			2,898
Total liabilities assumed	165,668			165,668
Net equity acquired	(83,336)	133,100	72,184	121,948

Schedule of fair value allocated amounts composition
Assets acquired	Valuation method	Carrying amounts	Fair value adjustment	Total fair value
Property, plant and equipment	The values of fixed assets were adjusted by the difference between the revalued value of f ixed assets and their respective net book value, according to a technical evaluation carried out by an independent appraiser for the groups of assets represented by buildings, vehicles, furniture and fixtures. The useful lives follow the terms disclosed in note 11.	17,750	72,184	89,934
		17,750	72,184	89,934

Schedule Of Fair Value Allocation Composition
Assets acquired	Valuation method	Carrying amounts	Fair value adjustment	Total fair value
Property, plant and equipment	The values of fixed assets were adjusted by the difference between the revalued value of fixed assets and their respective net book value, according to a technical evaluation carried out by an independent appraiser for the groups of assets represented by improvements constructions, vehicles, furniture and fixtures. The useful lives follow the terms disclosed in note 12.	201,424	(68,835)	132,589
Intangible assets	Evaluated by the MPEEM method that measures the present value of future income to be generated during the remaining useful life of a given asset. Using the analysis of the company's projected results as a reference, the pre-tax cash flows directly attributable to the asset are calculated, as of the base date stipulated in the evaluation.		328,437	328,437
		201,424	259,602	461,026

C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Schedule of Fair value of assets acquired and liabilities assumed

	CSN Cimentos Brasil
	Carrying amounts	Fair value adjustments	Total fair value
Cash and cash equivalents	496,445		496,445
Trade receivables	141,266		141,266
Inventories	272,106		272,106
Recoverable taxes	229,940		229,940
Deferred taxes	982,547		982,547
Other assets	147,565		147,565
Property, plant and equipment	3,185,975	402,289	3,588,264
Intangíible assets	7,429	173,586	181,015
Total assets acquired	5,463,273	575,875	6,039,148

Trade payables	510,522		510,522
Lease liabilities	43,978		43,978
Taxes payable	50,527		50,527
Salaries and social charges	32,324		32,324
Other payables	139,830		139,830
Taxes in installments	148,249		148,249
Legal Contingencies	491,114		491,114
Total liabilities assumed	1,416,544		1,416,544
Net equity acquired	4,046,729	575,875	4,622,604

CSN Cimentos S.A. has engaged an independent company to prepare an appraisal report on the tangible and intangible assets and allocation of the excess price paid.

The fair value allocation resulted in a gain totaling R$575,875 distributed among CSN Cimentos Brasil’s main assets. The following table shows the composition of the allocated amounts and a summary of its calculation methodology:

Assets acquired	Valuation method	Carrying amounts	Fair value adjustment	Total fair value
Property, plant and equipment	Valued using the "MARKET APPROACH" method, where the fair value of the asset is estimated by comparing it with similar or comparable assets that have been sold or listed for sale in the primary or secondary market.	3,185,975	402,289	3,588,264
Mining rights	Evaluated by the MPEEM method that measures the present value of future income to be generated during the remaining useful life of a given asset. Using the analysis of the company's projected results as a reference, the pre-tax cash flows directly attributable to the asset are calculated, as of the base date stipulated in the evaluation.	2,456	135,216	137,672
Trademarks	The brands were evaluated using the Royalty Relief method, which consists in projecting expected royalty payments and measuring them at present value.		38,370	38,370
Softwares	The Company's software has not been evaluated.	4,973		4,973
		3,193,404	575,875	3,769,279

Santa Ana Energetica And Topazio Energetica S A [Member]
IfrsStatementLineItems [Line Items]
Schedule of determination of purchase

Item	Comment	Santa Ana Energética	Topázio Enérgetica	Reference
Assets transferred	In the transaction, a payment in the amount of R$466,153 was made.	37,292	428,861	(i)
Purchase price considered for the business combination		37,292	428,861
(i)	On June 30, 2022, the transaction was concluded with the payment by CSN Cimentos and CSN Energia in the amount of R$466,153.

Schedule of Fair value of assets acquired and liabilities assumed

	Santa Ana Energética			Topázio Enérgetica
(R$'000)	Carrying amounts	Fair value adjustments	Total fair value	Carrying amounts	Fair value adjustments	Total fair value
Cash and cash equivalents	1,602		1,602	3,493		3,493
Trade receivables	13		13	199		199
Inventories	422		422	647		647
Recoverable taxes	2		2	87		87
Other assets				21		21
Property, plant and equipment (1)	28,163	10,482	38,645	173,494	(79,317)	94,177
Intangíible assets (1)		(3,200)	(3,200)		331,637	331,637
Total assets acquired	30,202	7,282	37,484	177,941	252,320	430,261

Accounts payable	2		2	179		179
Taxes payable	72		72	821		821
Salaries and social charges				167		167
Other payables	92		92
Leases	26		26	233		233
Total liabilities assumed	192		192	1,400		1,400
Net equity acquired	30,010	7,282	37,292	176,541	252,320	428,861
1	- Refer to a PP&E impairment recognized in Topázio and a recognition of an onerous contract related to prior concession agreement of Santa Ana.

Estadualde Geracaode Energia Eletrica [Member]
IfrsStatementLineItems [Line Items]
Schedule of determination of purchase

Item	Comment	BRL thousand	Reference
Assets transferred	Payment made at the conclusion of the transaction	928,000	(i)
Purchase price considered for the business combination		928,000
(i)	On October 21, 2022, the transaction was concluded with the payment by the Company of R$928,000.

Schedule of Fair value of assets acquired and liabilities assumed

(R$'000)	Carrying amounts	Fair value adjustments	Total fair value
Cash and cash equivalents	661,864		661,864
Trade receivables	51,333		51,333
Inventories	2,636		2,636
Recoverable taxes	5,043		5,043
Other assets	125,516		125,516
Judicial deposits and guarantees	59,335		59,335
Investments	312,800	359,024	671,824
Property, plant and equipment	31,853		31,853
Intangíible assets	2,041,196	17,270	2,058,466
Total assets acquired	3,291,576	376,294	3,667,870

Trade payables	22,928		22,928
Taxes payable	19,951		19,951
Salaries and social charges	16,343		16,343
Deferred taxes	(65,560)		(65,560)
Judicial contingencies	306,400		306,400
Other payables	134,380		134,380
Bonus grant payable	2,024,118		2,024,118
Total liabilities assumed	2,458,560		2,458,560
Net equity acquired	833,016	376,294	1,209,310
Equity acquired (66.23%)	551,706	376,294	928,000

The subsidiary Companhia Florestal do Brasil S.A. has engaged an independent company to prepare an appraisal report on the tangible and intangible assets (basically concession agreement) and allocation of the excess price paid.

The fair value allocation resulted in an adjustment totaling R$376,294 distributed among CEEE-G's main assets. The following table shows the composition of the allocated amounts and a summary of its calculation methodology:

Assets acquired	Valuation method	Carrying amounts	Fair value adjustment	Total fair value
Investments	Initially evaluated by the FDC - Discounted Cash Flow method for each investment, however, certain stakes are tied to purchase options with third parties at prices predetermined in the auction notice. Therefore, the fair value of these investments was measured considering the lower of the value identified in the FDC and the value of the purchase option	312,800	359,024	671,824
Intangible assets	Evaluated by the MPEEM method that measures the present value of future income to be generated during the remaining useful life of a given asset. Using the analysis of the company's projected results as a reference, the pre-tax cash flows directly attributable to the asset are calculated, as of the base date stipulated in the evaluation.	2,041,196	17,270	2,058,466
		2,353,996	376,294	2,730,290

C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Schedule of determination of purchase

Item	Comment	CSN Cimentos Brasil	Reference
Assets transferred	In the transaction, a payment in the amount of US$960,733 was made	5,013,436	(i)
Purchase price considered for the business combination		5,013,436

(i)	On the date of its completion, the transaction included (i) the transfer to the sellers of the amount of US$50,000 – equivalent to R$261,140 deposited by CSN Cimentos in September 2021 in an escrow account, and (ii) the payment of US$910,733 million – equivalent to R$4,752,296. The final price considered in the transaction was US$960,733 – equivalent to R$5,013,436.

Schedule of goodwill on acquisition

Item	CSN Cimentos Brasil S.A.	Reference
Purchase price considered	5,013,436	item (i)
Fair value of the assets and liabilities acquired	4,622,604	item (iii)
Goodwill based on expectations for future profitability (note 12)	390,832

Companhia Energetica Chapeco [Member]
IfrsStatementLineItems [Line Items]
Schedule of determination of purchase

Item	Comment	BRL thousand	Reference
Assets transferred	Payment made upon acquisition	358,634	(i)
Purchase price considered for the business combination		358,634
(i)	On October 7, 2022, the transaction was completed with the payment of R$358,634 by CSN Mineração and CSN Energia.

Schedule of Fair value of assets acquired and liabilities assumed

(R$'000)	Carrying amounts	Fair value adjustment	Total fair value
Assets
Cash and cash equivalents	41,693		41,693
Trade receivables	5,745		5,745
Other assets	246		246
Recoverable taxes and contributions	5,420		5,420
Deferred taxes	9,521		9,521
Judicial deposits	151		151
Property, plant and equipment	106,695	195,026	301,721
Intangíible assets	104,499	83,610	188,109
Total assets acquired	273,970	278,636	552,606

Liabilities
Trade payables	157		157
Labor obligations	364		364
Taxes payable	1,945		1,945
Concession payable	12,281		12,281
Other accounts	1,567		1,567
Advances from customer	100,012		100,012
Concession payable	77,646		77,646
Total liabilities assumed	193,972		193,972
Total equity acquired	79,998	278,636	358,634

CSN Mineração has engaged an independent company to prepare an appraisal report on the tangible and intangible assets (basically concession and energy sales agreements) and allocation of the excess price paid.

The fair value allocation resulted in a gai totaling R$278,636, distributed among Company's main assets. The following table shows the composition of the allocated amounts and a summary of its calculation methodology:

Assets acquired	Valuation method	Carrying amounts	Fair value adjustment	Total fair value
Property, plant and equipment	The values of fixed assets were adjusted by the difference between the revalued value of fixed assets and their respective net book value, according to a technical evaluation carried out by an independent appraiser for the groups of assets represented by buildings, vehicles, furniture and fixtures. The useful lives follow the terms disclosed in note 11	106,695	195,026	301,721
Intangible assets	Evaluated by the MPEEM method that measures the present value of future income to be generated during the remaining useful life of a given asset. Using the analysis of the company's projected results as a reference, the pre-tax cash flows directly attributable to the asset are calculated, as from the base date stipulated in the evaluation and Incremental Cash Flow, where the economic gain generated by the spread between the contract value and the spot value of energy was the basis of a free cash flow.	104,499	83,610	188,109
		211,194	278,636	489,830

Elizabeth Cimentos And Elizabeth Mineracao [Member]
IfrsStatementLineItems [Line Items]
Schedule of determination of purchase

Item	Comment	Elizabeth Cimentos	Elizabeth Mineração	Reference
Assets transferred	A payment in the amount of R$201 milion is being carried out in the transaction.	77,768	123,947	(i)
Assets transferred	Refers to financial adjustment of working capital and debt.	(3,914)	(5,116)	(i)
Equity interests issued	Shares issued by Elizabeth Cimentos and acquired by CSN Cimentos.	526,037		(ii)
Purchase price considered for the business combination		599,891	118,831
(i)	The transaction included payments by CSN Cimentos of R$77,768 and R$123,947 on August 31, 2021, and an adjustment in the amount of R$3,914 and R$5,116, received in December 2021 related to working capital adjustment provided for in the sale agreement.

(ii)	In August 2021, Elizabeth Cimentos performed a primary issuance of 2,382,758,512 new common shares, nominative and with no par value, which were subscribed and paid in by CSN Cimentos.

Schedule of goodwill on acquisition

Item	Reference	Elizabeth Cimentos	Elizabeth Mineração
Purchase price considered	item (i) and (ii)	599,891	118,831
Fair value of the assets and liabilities acquired		516,625	118,831
Goodwill for future profitability expected		83,266	-

Schedule of Fair value of assets acquired and liabilities assumed

	Elizabeth Cimentos			Elizabeth Mineração
	Carrying amounts	Fair value adjustments	Total fair value	Carrying amounts	Fair value adjustments	Total fair value
Cash and cash equivalents	52,571		52,571	2,197		2,197
Trade receivables	27,571		27,571	1,027		1,027
Receivables from related parties	96,374		96,374	9,035		9,035
Inventories	44,157		44,157	1,017		1,017
Recoverable taxes	18,616		18,616	931		931
Short-term investments	14,689		14,689
Other assets	17,733		17,733	673		673
Investment				40,653	24,845	65,498
Property, plant and equipment	373,574	161,367	534,941	15,092	77,089	92,181
Intangíible assets	798	59,456	60,254	500	269,385	269,885
Total assets acquired	646,083	220,823	866,906	71,125	371,319	442,444

Borrowings and financing	198,778		198,778	182,402		182,402
Trade payables	22,735		22,735	446		446
Taxes payable	19,202		19,202	37,158		37,158
Debits with related parties				96,350		96,350
Other payables	44,052		44,052	7,257		7,257
Total liabilities assumed	284,767		284,767	323,613		323,613
Net equity acquired	361,316	220,823	582,139	(252,488)	371,319	118,831
Indirect investiment	(40,663)	(24,851)	(65,514)
Net equity acquired	320,653	195,972	516,625	(252,488)	371,319	118,831

The fair value allocation resulted in an adjustment totaling R$567,297, distributed among the main assets of Elizabeth Cimentos and Elizabeth Mineração. The following table shows the composition of the allocated amounts and a summary of its calculation methodology:

Assets acquired	Valuation method	Carrying amounts	Fair value adjustment	Total fair value
Property, plant and equipment	Valued using the "MARKET APPROACH" method, where the fair value of the asset is estimated by comparing it with similar or comparable assets that have been sold or listed for sale in the primary or secondary market.	388,666	238,456	627,122
Mining rights	Evaluated by the MPEEM method that measures the present value of future income to be generated during the remaining useful life of a given asset. Using the analysis of the company's projected results as a reference, the pre-tax cash flows directly attributable to the asset are calculated, as of the base date stipulated in the evaluation.	500	269,385	269,885
Licenses	Valued using the WITH / WITHOUT method, which estimates the intangible value by the difference between discounted cash flow models with and without the asset.	798	59,456	60,254
		389,964	567,297	957,261